Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			2 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 09, 2020	Feb. 03, 2020	Jan. 31, 2020	Jan. 30, 2020	Feb. 28, 2020	Apr. 14, 2020	Apr. 06, 2020	Mar. 24, 2020	Jun. 28, 2019	Dec. 31, 2019	Dec. 23, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Number of shares issued											95,078,607		87,604,645
Proceeds from stock issuance program, net											$ 16,552		$ 0	$ 0
Proceeds from sale of vessels											0		17,136	51,550
Capital contribution from non-controlling interest owners to subsidiary											$ 10,000		$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Common stock - Dividend declared									$ 0.05
Dividends per share declared - payment date									Jun. 30, 2020
Maximum amount of common and preferred stock buyback									$ 50,000
Capital contribution from non-controlling interest owners to subsidiary									$ 4,000
Subsequent Event | Archangel and Alaska | Financial Liabilities
Subsequent Event [Line Items]
Sale and leaseback terms		5 years
Subsequent Event | Silia T
Subsequent Event [Line Items]
Proceeds from sale of vessels			$ 15,500
Subsequent Event | LNG Carrier under construction, Hull 3157
Subsequent Event [Line Items]
Repayments Of Debt				$ 9,250
Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Date declared				Apr. 06, 2020
Dividends per share declared - payment date				Apr. 30, 2020
Common Stock
Subsequent Event [Line Items]
Conversion of Series G Convertible Common Shares ,shares												2,916,666
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued							561,136
Proceeds from stock issuance program, net							$ 2,425
8% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock - dividend paid										$ 0.5
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage											8.875%
8.875% Series C Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid					$ 0.55469
Preferred stock - dividend declared								$ 0.55469
9.50% Series F Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage											9.50%
9.50% Series F Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid					$ 0.59375
Preferred stock - dividend declared								$ 0.59375
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage											8.75%
8.75% Series D Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid						$ 0.54687
9.25% Series E Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage											9.25%
9.25% Series E Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid						$ 0.57812
Series G Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage											0.00%
Conversion of Series G Convertible Preferred Shares, shares												875,000
Series G Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Conversion of Series G Convertible Preferred Shares, shares	10,000
Conversion of Series G Convertible Common Shares ,shares	33,333